RETIREMENT BENEFIT OBLIGATIONS - Schedule of Retirement Benefit Charges to Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Charge to the income statement
Total charge to the income statement (note 11)	£ 455	£ 538	£ 566
Defined benefit pension schemes
Charge to the income statement
Net defined benefit pension charge	123	234	244
Other post-retirement benefit schemes
Charge to the income statement
Net defined benefit pension charge	2	2	3
Total defined benefit schemes
Charge to the income statement
Net defined benefit pension charge	125	236	247
Defined contribution pension schemes
Charge to the income statement
Net defined benefit pension charge	123	234	244
Defined contribution pension schemes	£ 330	£ 302	£ 319